PROPERTY AND EQUIPMENT - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

        Major classes of property and equipment consist of the following:

	December 31,
	2011	2010
	(In Thousands)
Land	$12,009	$12,022
Buildings and improvements	21,382	23,325
Furniture and equipment	81,014	81,847
Leasehold improvements	128,938	128,742
Construction in progress	5,293	2,824

	248,636	248,760
Less: Accumulated depreciation and amortization	(164,358)	(158,532)

	$84,278	$90,228

        The Company did not have any charges for asset impairments in 2011. In 2010 and 2009, the Company recorded a $0.4 million and $1.6 million, respectively, non-cash charge (pretax) related primarily to the impairment of assets at its company-owned stores ($0.3 million and $0.9 million after-tax, respectively).